Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Number of countries where products sold	140
Notional amount of foreign currency contracts outstanding	$ 275.9	$ 111.1
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recorded in other comprehensive income (loss) reclassified to cost of goods sold	5.2	(3.1)	(14.5)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(4.3)	1.2	(1.3)
Foreign Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of foreign currency contracts outstanding classified as non-designated derivative instruments	956.8	1,002.3
Loss on derivative instruments not designated as hedging	13.6
Gain on derivative instruments not designated as hedging		$ 37.3	$ 51.0